Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100
7 September 2023
Pagaya Smartresi F1 Fund, LP
c/o Pagaya Investments US LLC
90 Park Avenue, 31st Floor
New York, NY 10016
RE: Pagaya AI Technology in Housing Trust 2023-1 (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by Pagaya Smartresi F1 Fund, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
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b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restrictions (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.
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6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:
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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 0 of the 415 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.
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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By:    /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions
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Schedule I
Client Code	Address	HOA Status
45777519	945 August Drive	APPARENT NON-HOA PROPERTY
47322239	4005 Saint John Lane Nw	APPARENT NON-HOA PROPERTY
47934152	1000 18th Court Nw	APPARENT NON-HOA PROPERTY
48097569	1808 NorthWest 9th Place	APPARENT NON-HOA PROPERTY
55295883	5313 Bridle Path Lane	APPARENT NON-HOA PROPERTY
72178	516 Larue Street	APPARENT NON-HOA PROPERTY
65020	27813 Phillip Wagnon Drive	APPARENT NON-HOA PROPERTY
46872720	130 Ashford Lane	APPARENT NON-HOA PROPERTY
48949836	1555 5th Avenue	APPARENT NON-HOA PROPERTY
49296818	103 Crestmont Lane	APPARENT NON-HOA PROPERTY
50221628	1121 6th Avenue NW	APPARENT NON-HOA PROPERTY
55603	125 Heather Ridge Drive	APPARENT NON-HOA PROPERTY
30656250	3710 West Mission Lane	APPARENT NON-HOA PROPERTY
47386235	6509 West Sunnyside Drive	APPARENT NON-HOA PROPERTY
48059838	7419 West Hatcher Road	APPARENT NON-HOA PROPERTY
48232701	648 West Emerald Avenue	APPARENT NON-HOA PROPERTY
48548395	6614 North 81st Avenue	APPARENT NON-HOA PROPERTY
48913278	7738 West Jenan Drive	APPARENT NON-HOA PROPERTY
49495439	8721 West Vernon Avenue	APPARENT NON-HOA PROPERTY
49563072	7409 West Tuckey Lane	APPARENT NON-HOA PROPERTY
49656168	4119 West Vista Avenue	APPARENT NON-HOA PROPERTY
49852706	3447 East Pueblo Avenue	APPARENT NON-HOA PROPERTY
50358065	8350 West Corrine Drive	APPARENT NON-HOA PROPERTY
50584986	10749 West Kaler Drive	APPARENT NON-HOA PROPERTY
50605642	18221 North 144th Avenue	APPARENT NON-HOA PROPERTY
48393	7015 West Pierce Street	APPARENT NON-HOA PROPERTY
50667	7809 West San Juan Avenue	APPARENT NON-HOA PROPERTY
50730	12433 West Ash Street	APPARENT NON-HOA PROPERTY
50733	8545 West Edgemont Avenue	APPARENT NON-HOA PROPERTY
50959	4616 West Calavar Road	APPARENT NON-HOA PROPERTY
55244193	6959 West Turquoise Avenue	APPARENT NON-HOA PROPERTY
60949	1378 South Gecko Road	APPARENT NON-HOA PROPERTY
27794	1396 Valkenburg Drive	APPARENT NON-HOA PROPERTY
86084318	1521 Burgess Court	APPARENT NON-HOA PROPERTY
86103227	540 Sacre Coeur Drive	APPARENT NON-HOA PROPERTY
86117252	1308 Japonica Lane	APPARENT NON-HOA PROPERTY
86355591	6446 Cable Avenue	APPARENT NON-HOA PROPERTY
86436511	550 Karen Drive	APPARENT NON-HOA PROPERTY
95369732	6506 Stillwater Avenue	APPARENT NON-HOA PROPERTY
95737223	4405 Starwood Lane	APPARENT NON-HOA PROPERTY

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95923674	1286 Wade Street Se	APPARENT NON-HOA PROPERTY
96202112	1010 Colonial Avenue Se	APPARENT NON-HOA PROPERTY
96650113	715 Vantage Street Se	APPARENT NON-HOA PROPERTY
97838833	2200 Maryland Avenue	APPARENT NON-HOA PROPERTY
98812673	2525 Indian Hill Court	APPARENT NON-HOA PROPERTY
68754	1899 Calmar St Nw	APPARENT NON-HOA PROPERTY
69325	2204 Spring Circle	APPARENT NON-HOA PROPERTY
940059	2214 Spring Circle	APPARENT NON-HOA PROPERTY
942650	1394 Mit Ct Nw	APPARENT NON-HOA PROPERTY
944495	299 Gamewell Rd Sw	APPARENT NON-HOA PROPERTY
942773	605 Hanover Drive	APPARENT NON-HOA PROPERTY
40111761	1707 Forbes Street	APPARENT NON-HOA PROPERTY
22063	1337 Jamaica Rd E	APPARENT NON-HOA PROPERTY
27860	6050 Blank Dr W	APPARENT NON-HOA PROPERTY
29483	4246 Adirolf Road	APPARENT NON-HOA PROPERTY
30128	8215 Dandy Avenue	APPARENT NON-HOA PROPERTY
30823	5223 Bland Road	APPARENT NON-HOA PROPERTY
33290	9028 Galveston Avenue	APPARENT NON-HOA PROPERTY
48065226	4260 Jillian Drive	APPARENT NON-HOA PROPERTY
55459791	7829 Aquarius Cir S	APPARENT NON-HOA PROPERTY
26176	20 Sellner Place	APPARENT NON-HOA PROPERTY
34745	75 Wedgewood Lane	APPARENT NON-HOA PROPERTY
21935	11443 Janet Avenue	APPARENT NON-HOA PROPERTY
23644	7331 Lindhurst Street	APPARENT NON-HOA PROPERTY
29370	9656 Horizon Drive	APPARENT NON-HOA PROPERTY
30070	13385 Algoma Avenue	APPARENT NON-HOA PROPERTY
35933	3069 Pintado Avenue	APPARENT NON-HOA PROPERTY
36006	5219 Fairhaven Avenue	APPARENT NON-HOA PROPERTY
36621	2105 Ardenwood Drive	APPARENT NON-HOA PROPERTY
37540	6038 Newmark Street	APPARENT NON-HOA PROPERTY
40787	12507 Groveland Street	APPARENT NON-HOA PROPERTY
48785272	3427 Kapok Tree Court	APPARENT NON-HOA PROPERTY
49235930	4368 Crescent Road	APPARENT NON-HOA PROPERTY
86227869	14042 Oleta Street	APPARENT NON-HOA PROPERTY
97305969	5411 Abagail Drive	APPARENT NON-HOA PROPERTY
29218	3383 Gretna Drive	APPARENT NON-HOA PROPERTY
53678	5316 Dellbrook Avenue	APPARENT NON-HOA PROPERTY
57145	10394 Lansfield Street	APPARENT NON-HOA PROPERTY
55269051	5236 Springwood Road	APPARENT NON-HOA PROPERTY
55457375	5105 Kenmore Street	APPARENT NON-HOA PROPERTY
101543245	6157 Newmark Street	APPARENT NON-HOA PROPERTY
100907581	5070 Teather Street	APPARENT NON-HOA PROPERTY
49185217	1006 Malletwood Drive	APPARENT NON-HOA PROPERTY

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50179894	5452 Fulmar Drive	APPARENT NON-HOA PROPERTY
86576109	705 Aberdeen Circle	APPARENT NON-HOA PROPERTY
64532	224 Faithway Drive	APPARENT NON-HOA PROPERTY
68528	656 Bryan Terrace Drive	APPARENT NON-HOA PROPERTY
47592447	13636 Devenshire Court	APPARENT NON-HOA PROPERTY
96420363	1607 Grove Street	APPARENT NON-HOA PROPERTY
36260	6108 Barnard Road	APPARENT NON-HOA PROPERTY
49410210	3155 SouthWest 133rd Lane Road	APPARENT NON-HOA PROPERTY
49587401	4780 SouthWest 106th Lane	APPARENT NON-HOA PROPERTY
49753038	15049 SouthWest 35th Circle	APPARENT NON-HOA PROPERTY
50251601	3578 SouthWest 173 Place Road	APPARENT NON-HOA PROPERTY
50285793	13189 SouthWest 65th Circle	APPARENT NON-HOA PROPERTY
50436120	5806 SouthWest 154th Lane Road	APPARENT NON-HOA PROPERTY
50446784	2505 SouthWest 163rd Place	APPARENT NON-HOA PROPERTY
68816	194 SouthWest Marion Oaks Pass	APPARENT NON-HOA PROPERTY
69326	15111 SouthWest 35th Avenue Road	APPARENT NON-HOA PROPERTY
69385	15224 SouthWest 37th Terrace	APPARENT NON-HOA PROPERTY
69775	13190 SouthWest 2nd Court	APPARENT NON-HOA PROPERTY
71654	16124 SouthWest 44th Circle	APPARENT NON-HOA PROPERTY
OM643960	6361 NorthWest 56th Terrace	APPARENT NON-HOA PROPERTY
69407	2774 SouthWest 155th Lane	APPARENT NON-HOA PROPERTY
69772	14497 SouthWest 29th Terrace	APPARENT NON-HOA PROPERTY
37703	3506 Pine Ridge Court	APPARENT NON-HOA PROPERTY
47658511	3107 Lambath Road	APPARENT NON-HOA PROPERTY
49478847	855 Hendry Drive	APPARENT NON-HOA PROPERTY
47326611	108 Guaymas Drive	APPARENT NON-HOA PROPERTY
48720026	630 Moss Park Court	APPARENT NON-HOA PROPERTY
49224407	7820 Turkey Oak Lane	APPARENT NON-HOA PROPERTY
47841	2938 Paddington Way	APPARENT NON-HOA PROPERTY
31054	37018 Highland Bluff Circle	APPARENT NON-HOA PROPERTY
48165274	8915 Greenleaf Court	APPARENT NON-HOA PROPERTY
48279357	7508 Arms Drive	APPARENT NON-HOA PROPERTY
49388902	13115 Blue Squirrel Court	APPARENT NON-HOA PROPERTY
55135815	6029 Moog Road	APPARENT NON-HOA PROPERTY
97494107	7911 Halsey Drive	APPARENT NON-HOA PROPERTY
63025	38022 Archer Avenue	APPARENT NON-HOA PROPERTY
50581844	6207 Hopewell Drive	APPARENT NON-HOA PROPERTY
55381260	9611 Lake Chrise Lane	APPARENT NON-HOA PROPERTY
103975070	9601 Shamokin Lane	APPARENT NON-HOA PROPERTY
28066	2841 Eagle Run Circle E	APPARENT NON-HOA PROPERTY
50509823	2923 Whispering Dr N	APPARENT NON-HOA PROPERTY
26839	3938 Derby Drive	APPARENT NON-HOA PROPERTY

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33326	8410 Tomoka Run	APPARENT NON-HOA PROPERTY
33489	90 Peninsular Avenue	APPARENT NON-HOA PROPERTY
40855	1323 Ridgegreen Loop N	APPARENT NON-HOA PROPERTY
44211322	367 Lake Daisy Circle	APPARENT NON-HOA PROPERTY
47291175	416 South Elm Road	APPARENT NON-HOA PROPERTY
47700266	3562 Raintree Court	APPARENT NON-HOA PROPERTY
48740793	6828 Palomino Drive	APPARENT NON-HOA PROPERTY
49035761	1141 North Virginia Avenue	APPARENT NON-HOA PROPERTY
49054805	2120 Creekbend Drive	APPARENT NON-HOA PROPERTY
50322247	3435 Fox Ridge Street	APPARENT NON-HOA PROPERTY
50345332	1125 Cinnamon Way E	APPARENT NON-HOA PROPERTY
52091	724 Spicewood Drive	APPARENT NON-HOA PROPERTY
69609	1637 Crystalview Trail	APPARENT NON-HOA PROPERTY
38105	4121 Walnut Avenue	APPARENT NON-HOA PROPERTY
53916473	1454 19th Street	APPARENT NON-HOA PROPERTY
39954	809 Crestview Circle N	APPARENT NON-HOA PROPERTY
36763	2350 Saint Augustine Street	APPARENT NON-HOA PROPERTY
36779	2844 Sweet Springs Street	APPARENT NON-HOA PROPERTY
36905	179 Glencove Drive	APPARENT NON-HOA PROPERTY
36906	2624 Sweet Springs Street	APPARENT NON-HOA PROPERTY
46772127	898 Abbott Avenue	APPARENT NON-HOA PROPERTY
47261099	2847 Chalmer Street	APPARENT NON-HOA PROPERTY
48694523	589 Tyler Avenue	APPARENT NON-HOA PROPERTY
49066706	366 West De Carlo Drive	APPARENT NON-HOA PROPERTY
50311140	1366 Winterville Street	APPARENT NON-HOA PROPERTY
50379691	1932 Marlow Street	APPARENT NON-HOA PROPERTY
85825950	1533 Stevens Avenue	APPARENT NON-HOA PROPERTY
86287934	1847 Coco Palm Drive	APPARENT NON-HOA PROPERTY
52142857	704 Waterfall Circle	APPARENT NON-HOA PROPERTY
69258	1160 Ring Street	APPARENT NON-HOA PROPERTY
71665	799 North Atmore Circle	APPARENT NON-HOA PROPERTY
32880	1527 Willow Gate Trace	APPARENT NON-HOA PROPERTY
48178434	80 Deerfield Lane	APPARENT NON-HOA PROPERTY
48762176	172 Brookside Way	APPARENT NON-HOA PROPERTY
49133306	240 Hitchcock Drive	APPARENT NON-HOA PROPERTY
49133705	39 Aberfoyle Way	APPARENT NON-HOA PROPERTY
49640234	112 Faith Court	APPARENT NON-HOA PROPERTY
32213	5557 Gibson Drive	APPARENT NON-HOA PROPERTY
27395	2784 Silver Queen Road	APPARENT NON-HOA PROPERTY
32357	9756 Brookshire Drive	APPARENT NON-HOA PROPERTY
25546713	2395 Alden Place	APPARENT NON-HOA PROPERTY
43972505	6845 Bells Landing Cove	APPARENT NON-HOA PROPERTY
47125146	8254 Creekline Court	APPARENT NON-HOA PROPERTY

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47464281	6666 Covey Court	APPARENT NON-HOA PROPERTY
47489791	1353 Pebble Ridge Lane	APPARENT NON-HOA PROPERTY
47767994	5834 Fox Run	APPARENT NON-HOA PROPERTY
48107038	3210 Stacy Lane	APPARENT NON-HOA PROPERTY
48200528	904 Brenden Drive	APPARENT NON-HOA PROPERTY
48424668	3330 Waggoner Lane	APPARENT NON-HOA PROPERTY
48563430	309 Heathrow Drive	APPARENT NON-HOA PROPERTY
48594845	299 Summit	APPARENT NON-HOA PROPERTY
48800832	6601 Meadow Lark Drive	APPARENT NON-HOA PROPERTY
48855268	575 Augustus Court	APPARENT NON-HOA PROPERTY
49042118	458 Park Ridge	APPARENT NON-HOA PROPERTY
49103625	1242 Creekview Circle	APPARENT NON-HOA PROPERTY
49642845	361 Independence Drive	APPARENT NON-HOA PROPERTY
64863	8469 Cedar Bend Court	APPARENT NON-HOA PROPERTY
24676	34 Nellie Brook Drive	APPARENT NON-HOA PROPERTY
38846	3069 Brass Drive	APPARENT NON-HOA PROPERTY
41626	589 Benson Hurst Drive	APPARENT NON-HOA PROPERTY
43447	1135 Capri Court	APPARENT NON-HOA PROPERTY
43542	152 Cavan Way	APPARENT NON-HOA PROPERTY
46886929	2945 Robertswood Drive	APPARENT NON-HOA PROPERTY
47524609	1086 Winterbrook Way	APPARENT NON-HOA PROPERTY
48409833	2540 Dogwood Hills	APPARENT NON-HOA PROPERTY
48762339	1961 Lelia Street	APPARENT NON-HOA PROPERTY
48904706	1035 Justice	APPARENT NON-HOA PROPERTY
49373823	2069 Donnas Cove Drive	APPARENT NON-HOA PROPERTY
69758	979 Leeds Castle Way	APPARENT NON-HOA PROPERTY
52288298	4060 Mceachern Cove Drive	APPARENT NON-HOA PROPERTY
46975641	60 East Hearthstone Dr E	APPARENT NON-HOA PROPERTY
6342	5831 Wellborn Oaks Court	APPARENT NON-HOA PROPERTY
21539	2997 Cascade Manor Drive	APPARENT NON-HOA PROPERTY
39103	4655 Tara Creek Trail	APPARENT NON-HOA PROPERTY
43832	4018 Riverside Parkway	APPARENT NON-HOA PROPERTY
39873565	2415 Briar Knoll	APPARENT NON-HOA PROPERTY
42639051	4594 Old Lake	APPARENT NON-HOA PROPERTY
46259196	5722 St. Thomas Drive	APPARENT NON-HOA PROPERTY
46342734	3217 Greenvale Way	APPARENT NON-HOA PROPERTY
46872645	587 Allana Court	APPARENT NON-HOA PROPERTY
47264678	1223 Lakeview Crossing	APPARENT NON-HOA PROPERTY
48064623	2352 Boulder Springs Drive	APPARENT NON-HOA PROPERTY
48156553	3049 River Oak	APPARENT NON-HOA PROPERTY
48199435	5040 Springtree Court	APPARENT NON-HOA PROPERTY
48402987	2242 Hightrail	APPARENT NON-HOA PROPERTY
48456525	2206 Victoria Place	APPARENT NON-HOA PROPERTY

Page | 10

48794799	3499 Kingsbrooke Way	APPARENT NON-HOA PROPERTY
48806335	6353 Phillips Creek Drive	APPARENT NON-HOA PROPERTY
48982913	4465 Chartley Lane	APPARENT NON-HOA PROPERTY
48996003	830 Plumbridge Court	APPARENT NON-HOA PROPERTY
49036247	830 Fox Valley Drive	APPARENT NON-HOA PROPERTY
49068208	5563 Pennybrook Court	APPARENT NON-HOA PROPERTY
49092256	4732 Klondike Circle	APPARENT NON-HOA PROPERTY
49197969	2526 Willenhall Way	APPARENT NON-HOA PROPERTY
49282585	5188 Galleon Xing	APPARENT NON-HOA PROPERTY
49470807	877 Kilkenny Circle	APPARENT NON-HOA PROPERTY
50125199	5568 Alpine Court	APPARENT NON-HOA PROPERTY
49973	4883 Topsfield Trail	APPARENT NON-HOA PROPERTY
47003246	6356 Queens Road	APPARENT NON-HOA PROPERTY
47815178	3012 Wilkes Plantation Way	APPARENT NON-HOA PROPERTY
48199207	2638 Plantation Way	APPARENT NON-HOA PROPERTY
48233045	4975 Heritage Valley	APPARENT NON-HOA PROPERTY
49367410	6770 Fairways	APPARENT NON-HOA PROPERTY
41207	175 Sweetwater Drive	APPARENT NON-HOA PROPERTY
45072043	490 Cornwallis	APPARENT NON-HOA PROPERTY
47423750	120 Gingercake Court	APPARENT NON-HOA PROPERTY
49096588	310 North Fayette Drive	APPARENT NON-HOA PROPERTY
39522	495 Wilson Mill Road	APPARENT NON-HOA PROPERTY
41608	6022 Kahiti Trace	APPARENT NON-HOA PROPERTY
47055052	530 Indian Mill Court	APPARENT NON-HOA PROPERTY
41769	1273 Elk Terrace	APPARENT NON-HOA PROPERTY
44210314	1109 Pine Cove Drive	APPARENT NON-HOA PROPERTY
44266422	3222 Summit Glen Drive	APPARENT NON-HOA PROPERTY
47320525	4977 Rockborough	APPARENT NON-HOA PROPERTY
47321355	2805 Cordite Loop	APPARENT NON-HOA PROPERTY
47718949	3580 Princeton View Way	APPARENT NON-HOA PROPERTY
48224826	2940 Marsh Lane	APPARENT NON-HOA PROPERTY
48433799	1658 Rangewood Drive	APPARENT NON-HOA PROPERTY
49277522	4091 Wash Lee Ct Sw	APPARENT NON-HOA PROPERTY
49406060	5586 Weatherford Road	APPARENT NON-HOA PROPERTY
51867480	947 Rock Oak Lane	APPARENT NON-HOA PROPERTY
33650	6446 Mossy Boulder Drive	APPARENT NON-HOA PROPERTY
34380	8925 Century Trail	APPARENT NON-HOA PROPERTY
48855170	3607 Byers	APPARENT NON-HOA PROPERTY
50822995	3840 Lee Ann Drive	APPARENT NON-HOA PROPERTY
40178	423 Central Line	APPARENT NON-HOA PROPERTY
42390	440 Walnut Creek Drive	APPARENT NON-HOA PROPERTY
42426932	418 Princely Court	APPARENT NON-HOA PROPERTY
45885002	224 Sandstone Drive	APPARENT NON-HOA PROPERTY

Page | 11

46888621	425 Justins Xing	APPARENT NON-HOA PROPERTY
47227653	4191 Monarch Drive	APPARENT NON-HOA PROPERTY
47247506	140 Thompson Blvd	APPARENT NON-HOA PROPERTY
47880171	105 Christie Lane	APPARENT NON-HOA PROPERTY
47983093	403 Parlor Circle	APPARENT NON-HOA PROPERTY
48200877	1117 Patton Way	APPARENT NON-HOA PROPERTY
48931170	235 Oak Shores Drive	APPARENT NON-HOA PROPERTY
49536927	230 Helen Lane	APPARENT NON-HOA PROPERTY
50426448	303 Laurel Court	APPARENT NON-HOA PROPERTY
46509480	1811 Ulmus Court	APPARENT NON-HOA PROPERTY
51506021	213 Knob Hill Drive	APPARENT NON-HOA PROPERTY
69986	433 Harvick Circle	APPARENT NON-HOA PROPERTY
40706	65 Cardinal Court	APPARENT NON-HOA PROPERTY
41589	150 Vinnys Terrace	APPARENT NON-HOA PROPERTY
42545699	610 Pebble Blvd	APPARENT NON-HOA PROPERTY
45148171	50 Branchwood Drive	APPARENT NON-HOA PROPERTY
46802749	75 Gibson Way	APPARENT NON-HOA PROPERTY
48341480	80 Oak Ridge	APPARENT NON-HOA PROPERTY
48997562	55 Shenandoah Court	APPARENT NON-HOA PROPERTY
49614647	130 Highgrove Drive	APPARENT NON-HOA PROPERTY
49701489	75 Serena Court	APPARENT NON-HOA PROPERTY
51925	30 Knights Drive	APPARENT NON-HOA PROPERTY
70509	29 Ridge Road	APPARENT NON-HOA PROPERTY
21779	190 Severn Way	APPARENT NON-HOA PROPERTY
23581	110 Kipling Drive	APPARENT NON-HOA PROPERTY
27951	408 Robin Hood Drive	APPARENT NON-HOA PROPERTY
34478	138 Paradise Way	APPARENT NON-HOA PROPERTY
38870	150 Mcintosh Drive	APPARENT NON-HOA PROPERTY
39327	35 Rebel Ridge	APPARENT NON-HOA PROPERTY
43146	63 Ac Drive	APPARENT NON-HOA PROPERTY
43449	308 Lafayette Street	APPARENT NON-HOA PROPERTY
44254	82 Cumberland Way	APPARENT NON-HOA PROPERTY
44416	83 Royal Court	APPARENT NON-HOA PROPERTY
42529343	138 Clear Creek Dr 7178	APPARENT NON-HOA PROPERTY
45887875	639 Brooks Street	APPARENT NON-HOA PROPERTY
47509601	260 Austin	APPARENT NON-HOA PROPERTY
47576381	195 Camden Knl	APPARENT NON-HOA PROPERTY
49291658	236 Cedar Creek Drive	APPARENT NON-HOA PROPERTY
49875709	166 Bramlett Meadows Drive	APPARENT NON-HOA PROPERTY
50195163	204 Ashwood Drive	APPARENT NON-HOA PROPERTY
50611	70 Osterley Way	APPARENT NON-HOA PROPERTY
50822	352 Kyles Circle	APPARENT NON-HOA PROPERTY
53533	146 Freedom Court	APPARENT NON-HOA PROPERTY

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42838632	1014 Riverclift Drive	APPARENT NON-HOA PROPERTY
47252223	1440 SouthEast Hillside Place	APPARENT NON-HOA PROPERTY
25247	170 Towler Shoals Drive	APPARENT NON-HOA PROPERTY
49607797	3710 Cobblestone Drive	APPARENT NON-HOA PROPERTY
70810	12350 East Buckley Boulevard	APPARENT NON-HOA PROPERTY
69550	210 Dunbar Drive	APPARENT NON-HOA PROPERTY
72425	7205 Yolanda Court	APPARENT NON-HOA PROPERTY
47315821	1239 Amelia Drive	APPARENT NON-HOA PROPERTY
47588091	815 Kokomo Lane	APPARENT NON-HOA PROPERTY
48308365	1536 Stacy Lynn Drive	APPARENT NON-HOA PROPERTY
48730650	3627 Camberwood Court	APPARENT NON-HOA PROPERTY
66695	4230 Solun Road	APPARENT NON-HOA PROPERTY
70570	7033 Colita More Court	APPARENT NON-HOA PROPERTY
71248	33 Waynecroft Street	APPARENT NON-HOA PROPERTY
41003	612 14th Avenue N	APPARENT NON-HOA PROPERTY
33986	6701 East 138th Terrace	APPARENT NON-HOA PROPERTY
36830	6437 Roanoke Drive	APPARENT NON-HOA PROPERTY
50071824	232 Patrick Avenue Sw	APPARENT NON-HOA PROPERTY
49141874	1466 Woodside Drive	APPARENT NON-HOA PROPERTY
54729792	2188 Dave Street	APPARENT NON-HOA PROPERTY
55159219	1710 Burton Street	APPARENT NON-HOA PROPERTY
39961999	5600 Green Apple Drive	APPARENT NON-HOA PROPERTY
52507112	3207 Glen Hollow Road	APPARENT NON-HOA PROPERTY
60231	723 North Kelly Street	APPARENT NON-HOA PROPERTY
48186202	4909 Craigwood Drive	APPARENT NON-HOA PROPERTY
49206876	6507 Misty Morning Drive	APPARENT NON-HOA PROPERTY
49586328	9919 Travis Floyd Lane	APPARENT NON-HOA PROPERTY
49939060	12318 Sherman Drive	APPARENT NON-HOA PROPERTY
50376	7421 Wapiti Court	APPARENT NON-HOA PROPERTY
51892	7425 Honey Flower Place	APPARENT NON-HOA PROPERTY
52087	11020 South Ford Road	APPARENT NON-HOA PROPERTY
70561	6435 Schubert Place	APPARENT NON-HOA PROPERTY
55461817	9410 Isaac Hunter Drive	APPARENT NON-HOA PROPERTY
33875	521 Wendover Drive	APPARENT NON-HOA PROPERTY
64270	1346 Keystone Drive	APPARENT NON-HOA PROPERTY
69634	319 Sowers Ferry Road	APPARENT NON-HOA PROPERTY
47575295	3225 Arden Branch Lane	APPARENT NON-HOA PROPERTY
25374	615 Rancho Del Sol Way	APPARENT NON-HOA PROPERTY
33041	624 Thrush Drive	APPARENT NON-HOA PROPERTY
33792	4319 Chocolate Street	APPARENT NON-HOA PROPERTY
35179	223 Red Horizon Terrace	APPARENT NON-HOA PROPERTY
41356	5032 Milange Street	APPARENT NON-HOA PROPERTY
41881	1927 Monte Alban Drive	APPARENT NON-HOA PROPERTY

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43948	4916 Dunvegan Court	APPARENT NON-HOA PROPERTY
44529	6423 Silent Pine Avenue	APPARENT NON-HOA PROPERTY
45979	780 Palo Verde	APPARENT NON-HOA PROPERTY
43196798	2212 High Grove Street	APPARENT NON-HOA PROPERTY
44029249	1018 Mosskag Court	APPARENT NON-HOA PROPERTY
44029446	5478 Cinnamon Avenue	APPARENT NON-HOA PROPERTY
47717519	825 Oak Island Drive	APPARENT NON-HOA PROPERTY
47871500	5912 Commodore Cove Drive	APPARENT NON-HOA PROPERTY
47900369	7621 Partridge Avenue	APPARENT NON-HOA PROPERTY
48149129	5190 Silverheart Avenue	APPARENT NON-HOA PROPERTY
48623663	2576 Windy Leaf Drive	APPARENT NON-HOA PROPERTY
48798912	2530 Grand Basin Drive	APPARENT NON-HOA PROPERTY
48835486	4261 Rawhide Street	APPARENT NON-HOA PROPERTY
49102150	1829 La Villa Drive	APPARENT NON-HOA PROPERTY
49341705	649 Weathervane Court	APPARENT NON-HOA PROPERTY
49411398	4460 San Rafael Avenue	APPARENT NON-HOA PROPERTY
49701522	1213 Teal Island Drive	APPARENT NON-HOA PROPERTY
49802559	728 Sam Jonas Drive	APPARENT NON-HOA PROPERTY
49932791	4411 Chipwood	APPARENT NON-HOA PROPERTY
50199173	2216 Prevail Drive	APPARENT NON-HOA PROPERTY
50245286	4105 Compass Rose Way	APPARENT NON-HOA PROPERTY
48209	5013 Chambliss Drive	APPARENT NON-HOA PROPERTY
50706	4450 Avery Park Avenue	APPARENT NON-HOA PROPERTY
50864	6732 Waterville Circle	APPARENT NON-HOA PROPERTY
52907	2732 Desert Stream Court	APPARENT NON-HOA PROPERTY
63202	4915 Dunvegan Court	APPARENT NON-HOA PROPERTY
63387	1524 Blanco Drive	APPARENT NON-HOA PROPERTY
63491	5442 Silverheart Avenue	APPARENT NON-HOA PROPERTY
66296	6575 Elk Creek Lane	APPARENT NON-HOA PROPERTY
67371	5521 Cypress Creek Street	APPARENT NON-HOA PROPERTY
63335	4914 Via Luis Court	APPARENT NON-HOA PROPERTY
88750960	331 Gatewood Drive	APPARENT NON-HOA PROPERTY
96585802	4619 Philip Avenue	APPARENT NON-HOA PROPERTY
50116341	10260 Ironwood Lane	APPARENT NON-HOA PROPERTY
54471938	7322 Emory Oak Lane	APPARENT NON-HOA PROPERTY
44109785	728 Sea Shell Drive	APPARENT NON-HOA PROPERTY
83805344	3039 Cliff Creek Drive	APPARENT NON-HOA PROPERTY
84111370	913 NorthEast 15th Street	APPARENT NON-HOA PROPERTY
84139299	711 Tarryall Drive	APPARENT NON-HOA PROPERTY
84233833	6431 Moonhill Drive	APPARENT NON-HOA PROPERTY
84669353	1533 Savannah Street	APPARENT NON-HOA PROPERTY
84801374	8627 Ukiah Drive	APPARENT NON-HOA PROPERTY
84819260	2611 Whitewood Drive	APPARENT NON-HOA PROPERTY

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84913336	1033 Tracy Lane	APPARENT NON-HOA PROPERTY
85270310	2720 Groveridge Drive	APPARENT NON-HOA PROPERTY
85540098	4809 Laurel Lane	APPARENT NON-HOA PROPERTY
85948406	8408 Londonderry Lane	APPARENT NON-HOA PROPERTY
50201287	812 Pinckney Drive	APPARENT NON-HOA PROPERTY
84857197	1104 Vicksburg Drive	APPARENT NON-HOA PROPERTY
83404869	1135 Christmas Point	APPARENT NON-HOA PROPERTY
50075230	6006 Santa Bernadetta	APPARENT NON-HOA PROPERTY
50421431	2922 Sandpiper Street	APPARENT NON-HOA PROPERTY
84321492	1302 Aberdeen Road	APPARENT NON-HOA PROPERTY
84546420	5618 Ettrick Drive	APPARENT NON-HOA PROPERTY
84850965	1309 Everglade Drive	APPARENT NON-HOA PROPERTY
85162987	5702 Fontenelle Drive	APPARENT NON-HOA PROPERTY
85656739	6717 Del Rio Street	APPARENT NON-HOA PROPERTY
85769212	219 Deepgrove Drive	APPARENT NON-HOA PROPERTY
85769526	5302 Hemlock Drive	APPARENT NON-HOA PROPERTY
85947215	6215 Schevers Street	APPARENT NON-HOA PROPERTY
86209937	5514 Willow Creek Way	APPARENT NON-HOA PROPERTY
86274927	3010 Hummingbird Lane	APPARENT NON-HOA PROPERTY
87034732	2616 Gregg Street	APPARENT NON-HOA PROPERTY
96916459	12819 Sandrock Drive	APPARENT NON-HOA PROPERTY
97014291	7925 Comal Street	APPARENT NON-HOA PROPERTY
83822366	918 Mansfield Street	APPARENT NON-HOA PROPERTY
97860327	2305 Shady Tree Lane	APPARENT NON-HOA PROPERTY
54625000	1010 King Street	APPARENT NON-HOA PROPERTY
49872039	1525 Sunny Glen Street	APPARENT NON-HOA PROPERTY
84317373	1170 Debbie Street	APPARENT NON-HOA PROPERTY
84848945	2433 Nottingham Place	APPARENT NON-HOA PROPERTY
85657323	656 River Garden Drive	APPARENT NON-HOA PROPERTY
86960751	7628 Xavier Drive	APPARENT NON-HOA PROPERTY
95617641	1726 Davis Avenue	APPARENT NON-HOA PROPERTY
51833779	3404 Shea Court	APPARENT NON-HOA PROPERTY

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